Property, Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Property, Plant and Equipment, Net [Abstract]
Land and land improvements	$ 793	$ 754
Buildings and building equipment	10,046	9,389
Machinery and equipment	21,075	19,182
Construction in progress	2,740	2,504
Total property, plant and equipment, gross	34,654	31,829
Less: accumulated depreciation	18,557	17,090
Total property, plant and equipment, net	$ 16,097	$ 14,739	$ 14,553